LONG-TERM AND OTHER DEBTS - Secured Debts to Purchase Rolling Stock (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 13,077,670		$ 55,460,722
Secured Loan for the Acquisition of Rolling Stock, Maturing December 2023
Disclosure of detailed information about borrowings [line items]
Nominal Value	64,521
Carrying Value	21,025		30,744
Security	$ 25,339
Interest Rate	4.25%
Monthly installment payments	$ 854	$ 1,087
Loan in the amount of $58,753 for the acquisition of rolling stock
Disclosure of detailed information about borrowings [line items]
Nominal Value	58,753
Carrying Value	33,371		44,934
Security	$ 30,547
Interest Rate	3.40%
Monthly installment payments	$ 1,021	1,300
Loan in the amount of $61,106 for the acquisition of rolling stock
Disclosure of detailed information about borrowings [line items]
Nominal Value	61,106
Carrying Value	41,553		$ 55,005
Security	$ 44,256
Interest Rate	2.35%
Monthly installment payments	$ 1,279	$ 1,629